Note Restrictions on cash and due from banks and certain securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Disclosure - Restrictions on Cash and Due from Banks and Certain Securities - Additional Information [Abstract]
Average Reserve Required With Federal Reserve Bank	$ 1,100	$ 1,000
Restricted Cash And Cash Equivalents	$ 44	$ 45